Consolidated Balance sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Mar. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	3,479,316	3,479,316
Common stock, shares outstanding	3,479,316	3,479,316
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding